Goodwill and Specifically Identifiable Intangible Assets (Future estimated amortization of specifically identifiable intangible assets) (Details) $ in Millions	Dec. 31, 2022 USD ($)
Goodwill and Specifically Identifiable Intangible Assets [Abstract]
2023	$ 37
2024	37
2025	37
2026	37
2027	37
Thereafter	$ 330